Effect of change in presentation currency - CONSOLIDATED STATEMENT OF COMPREHNSIVE INCOME as previously reported (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Statement of comprehensive income
Profit/(loss) for the year	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
Foreign currency translation adjustments:
Arising in the year | $		(178)		18		80
Foreign currency translation adjustments | $		(178)		18		80
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve | $		(254)		54		45
Movement out of reserve | $		258		(85)		(44)
Movement in deferred tax | $		1		(4)
Effective portion of changes in fair value of cash flow hedges | $		5		(35)		1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations | $		49		(139)		74
Deferred tax movement on employee benefit obligations | $		(6)		18		(28)
Total of items that will not be reclassified to income statement | $		43		(121)		46
Total other comprehensive (expense)/income for the year | $		(130)		(138)		127
Total comprehensive expense for the year | $		(67)		(212)		(30)
Attributable to:
Equity owners | $		(67)		(212)		(30)
Total comprehensive expense for the year | $		$ (67)		$ (212)		$ (30)
Previously stated
Statement of comprehensive income
Profit/(loss) for the year	54		(67)		(140)
Foreign currency translation adjustments:
Arising in the year	(2)		(52)		(137)
Foreign currency translation adjustments	(2)		(52)		(137)
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	(226)		50		44
Movement out of reserve	230		(77)		(43)
Movement in deferred tax	1		(4)
Effective portion of changes in fair value of cash flow hedges	5		(31)		1
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	43		(121)		72
Deferred tax movement on employee benefit obligations	(6)		16		(27)
Total of items that will not be reclassified to income statement	37		(105)		45
Total other comprehensive (expense)/income for the year	40		(188)		(91)
Total comprehensive expense for the year	94		(255)		(231)
Attributable to:
Equity owners	94		(255)		(231)
Total comprehensive expense for the year	€ 94		€ (255)		€ (231)